March 8, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

     Re:  MuniYield Michigan Fund, Inc.
     Pre-Effective Amendment No. 1 to the
     Registration Statement on Form N-14
     (Securities Act File No. 333-76896 and
     Investment Company Act File No. 811-06501)
     ------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniYield Michigan Fund, Inc. (the "Fund") hereby certifies that:

(1) the form of prospectus that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14; and

(2) the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on March 4, 2002.


                                            Very truly yours,

                                            MuniYield Michigan Fund, Inc.

                                            By: /s/Alice A. Pellegrino
                                               -----------------------
                                                  Alice A. Pellegrino
                                                  Secretary